Subsidiaries - Narratives (Details)	12 Months Ended
Dec. 31, 2019
Subsidiary 1 Member
Disclosure of subsidiaries [line items]
Name Of Subsidiary	PSA Finance Argentina Compania Financiera S.A. ("PSA")
Subsidiary 2 Member
Disclosure of subsidiaries [line items]
Name Of Subsidiary	BBVA Francés Asset Management S.A.
Subsidiary 3 Member
Disclosure of subsidiaries [line items]
Name Of Subsidiary	Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings)
Subsidiary 4 Member
Disclosure of subsidiaries [line items]
Name Of Subsidiary	Volkswagen Financial Services Compañía Financiera S.A. (“VWFS”)